Basis of Presentation and Significant Accounting Policies	9 Months Ended
Sep. 30, 2014
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies

1. Basis of Presentation and Significant Accounting Policies

Nature of Operations

Luna Innovations Incorporated (“we,” “Luna Innovations” or the “Company”) is incorporated in the State of Delaware and headquartered in Roanoke, Virginia. We develop, manufacture and market fiber optic sensing, test and measurement products and are focused on bringing new and innovative technology solutions to measure, monitor, protect and improve critical processes in the aerospace, automotive, energy, composite, telecommunications and defense industries. We are organized into two main groups, which work closely together to turn ideas into products: our Technology Development segment and our Products and Licensing segment. Our business model is designed to accelerate the process of bringing new and innovative technologies to market. We have a history of net losses from continuing operations from 2005 through the nine months ended September 30, 2014. We have historically managed our liquidity through cost reduction initiatives, debt financings, capital market transactions and asset sales.

Since the second half of 2008, the increased turmoil in the U.S. and global capital markets and a global slowdown of economic growth created a substantially more difficult business environment. Our ability to access the capital markets may be limited. Economic and market conditions may not improve significantly during the remainder of 2014 and could get worse.

Although there can be no guarantees, we believe that our current cash balance will provide adequate liquidity for us to meet our working capital needs over the next twelve months.

Unaudited Interim Financial Information

The accompanying unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United Stated of America (“U.S. GAAP”) and with the instructions to Form 10-Q and Article 10 of Regulation S-X of the Securities Exchange Act of 1934. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for annual financial statements. The unaudited consolidated financial statements have been prepared on the same basis as the annual financial statements and in the opinion of management reflect all adjustments, consisting of only normal recurring accruals considered necessary to present fairly our financial position at September 30, 2014, results of operations for the three and nine months ended September 30, 2014 and 2013, and cash flows for the nine months ended September 30, 2014 and 2013. The results of operations for the three and nine months ended September 30, 2014 are not necessarily indicative of the results that may be expected for the year ending December 31, 2014.

The consolidated interim financial statements, including our significant accounting policies, should be read in conjunction with the audited Consolidated Financial Statements and the notes thereto for the year ended December 31, 2013, included in the Company’s Annual Report on Form 10-K as filed with the Securities and Exchange Commission on April 10, 2014 and amended on April 15, 2014.

Consolidation Policy

Our consolidated financial statements are prepared in accordance with U.S. GAAP and include the accounts of the Company and our wholly owned subsidiaries. We have eliminated from our financial results all significant intercompany transactions. We do not have any investments in entities we believe are variable interest entities for which we are the primary beneficiary.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between marketplace participants. Various valuation approaches can be used to determine fair value, each requiring different valuation inputs. The following hierarchy classifies the inputs used to determine fair value into three levels:

•	Level 1—Quoted prices for identical instruments in active markets

•	Level 2—Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets

•	Level 3—Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable

The carrying values of cash and cash equivalents, accounts receivable and accounts payable approximate fair value because of the short-term nature of these instruments. The carrying value of our debt approximates fair value, as we consider the floating interest rate on our credit facilities with Silicon Valley Bank to be at market. Certain nonfinancial assets and liabilities are measured at fair value on a nonrecurring basis in accordance with U.S. GAAP. This includes items such as nonfinancial assets and liabilities initially measured at fair value in a business combination and nonfinancial long-lived asset groups measured at fair value for an impairment assessment. In general, nonfinancial assets including intangible assets and property and equipment are measured at fair value when there is an indication of impairment and are recorded at fair value only when any impairment is recognized.

Use of Estimates

The preparation of our consolidated financial statements in accordance with U.S. GAAP requires us to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the disclosure of contingent assets and liabilities in our consolidated financial statements and accompanying notes. Although these estimates are based on our knowledge of current events and actions we may undertake in the future, actual results may differ from such estimates and assumptions.

Earnings Per Share

	Net loss per share from continuing operations				Net (loss)/income attributable to common stockholders
	For the three months ended September 30,		For the nine months ended September 30,		For the three months ended September 30,		For the nine months ended September 30,
	2014	2013	2014	2013	2014	2013	2014	2013
Numerator:
Net loss from continuing operations	$(466,556)	$(774,579)	$(2,184,989)	$(3,128,846)
Net (loss)/income attributable to stockholders					$(770,930)	$(640,078)	$6,796,522	$1,143,442
Denominator:
Basic weighted average common shares outstanding	15,016,429	14,441,707	14,821,619	14,285,829	15,016,429	14,441,707	14,821,619	14,285,829
Weighted average common stock equivalents from assumed exercise of stock options and restricted stock awards	—	—	—	—	—	—	—	—
Convertible preferred stock	—	—	—	—	—	—	—	—
Preferred stock dividends	—	—	—	—	—	—	—	—

Diluted weighted average common shares outstanding	15,016,429	14,441,707	14,821,619	14,285,829	15,016,429	14,441,707	17,185,369	16,593,102
Basic net loss per share from continuing operations	$(0.03)	$(0.05)	$(0.15)	$(0.22)
Diluted net loss per share from continuing operations	$(0.03)	$(0.05)	$(0.15)	$(0.22)
Basic net (loss)/income per share attributable to common stockholders					$(0.05)	$(0.04)	$0.46	$0.08
Diluted net (loss)/income per share attributable to common stockholders					$(0.05)	$(0.04)	$0.46	$0.08

Weighted-average anti-dilutive shares related to:
Outstanding stock options	4,448,259	5,322,656	4,086,208	5,322,686	4,448,259	5,322,656	3,005,297	4,095,725
Convertible preferred stock	1,321,514	1,321,514	1,321,514	1,321,514	1,321,514	1,321,514	1,321,514	1,321,514
Preferred stock dividends	373,994	274,879	354,171	255,056	373,994	274,879	354,171	255,056
Restricted stock	330,160	261,257	290,394	219,759	330,160	261,257	290,394	219,759
Carilion warrants	366,000	366,000	366,000	366,000	366,000	366,000	366,000	366,000

The weighted-average anti-dilutive shares shown in the foregoing table were not included in the computation of diluted net loss from continuing operations and net income per share attributable to common stockholders. For reporting periods in which we have a net loss from continuing operations, the weighted-average anti-dilutive shares comprise shares that would have been dilutive had we had net income from continuing operations (e.g., convertible preferred stock, preferred stock dividends, restricted stock, warrants and stock options that have exercise prices below the average stock price for the period), plus the number of stock options that would be anti-dilutive had we had a net income from continuing operations.

Share-Based Compensation

We recognize share-based compensation expense based upon the fair value of the underlying equity award on the date of the grant. For restricted stock awards and restricted stock units, we recognize expense based upon the price of our underlying stock at the date of the grant. We have elected to use the Black-Scholes option pricing model to value any option or warrant awards granted. We amortize share-based compensation for such awards on a straight-line basis over the related service period of the awards taking into account the effects of the employees’ expected exercise and post-vesting employment termination behavior. To compute the volatility used in this model we use the historical volatility of our common stock over the expected life of options granted. The risk-free interest rate is based on U.S. Treasury interest rates, the terms of which are consistent with the expected life of the stock options. The expected life and estimated post-employment termination behavior is based upon historical experience of homogeneous groups within our company. We also assume an expected dividend yield of zero for all periods, as we have never paid a dividend on our common stock and do not have any plans to do so in the future.

The fair value of each option granted during the nine months ended September 30, 2014 and 2013 was estimated as of the grant date using the Black-Scholes option pricing model with the following assumptions:

	Nine Months Ended September 30, 2014	Nine Months Ended September 30, 2013
Risk-free interest rate	2.14%	1.27 - 2.34%
Expected life of options (in years)	7.5	7.5
Expected stock price volatility	106%	108%

A summary of the activity for our 2003 Stock Plan and 2006 Equity Incentive Plan is presented below for the nine months ended September 30, 2014:

	Options Outstanding				Options Exercisable
	Number of Shares	Price per Share Range	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)
Balance, January 1, 2014	5,279,229	$0.35 - $6.55	$2.11	$784,154	4,012,378	$2.28	$697,826
Granted	915,952	$1.37 - $1.53	$1.42
Exercised	(276,586)	$0.35 - $1.27	$0.79
Canceled	(1,470,336)	$0.35 - $6.55	$1.40

Balance, September 30, 2014	4,448,259	$0.35 - $6.55	$1.92	$494,279	3,055,457	$2.11	$459,175

(1)	The intrinsic value of an option represents the amount by which the market value of the stock exceeds the exercise price of the option of in-the-money options only. The aggregate intrinsic value is based on the closing price of Luna’s common stock on the NASDAQ Capital Market, as applicable, on the respective dates.

At September 30, 2014, the outstanding stock options to purchase an aggregate of 4.4 million shares had a weighted average remaining contractual term of 6.3 years, and the exercisable stock options to purchase an aggregate of 3.1 million shares had a weighted average remaining contractual term of 5.0 years.

For each of the three months ended September 30, 2014 and 2013, we recognized $0.3 million, and for the nine months ended September 30, 2014, and 2013, we recognized $0.7 million and $0.9 million, respectively, in share-based compensation expense, which is included in our selling, general and administrative expense in the accompanying consolidated financial statements. We expect to recognize $1.6 million in share-based compensation expense over the weighted average remaining service period of 1.6 years for stock options outstanding as of September 30, 2014.

During the nine months ended September 30, 2014, we repurchased 22,725 shares of common stock, at an average share price of $1.42 per share, pursuant to the election of the holders in order to satisfy tax withholding requirements with respect to the vesting of their respective restricted stock awards.

Intangible Assets and Other Long Lived Assets

Long-lived assets and certain identifiable intangibles are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset might not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair market value of the asset. Assets to be disposed of are reported at the lower of the carrying amount or fair market value, less cost to sell.

Reclassifications

Certain prior year amounts have been reclassified to conform to the current year presentation.

Accounting Renouncements

The FASB issued ASU 2014-09 “Revenue from Contracts with Customers” clarifying the method used to determine the timing and requirements for revenue recognition on the statements of income. Under the new standard, an entity must identify the performance obligations in a contract, the transaction price and allocate the price to specific performance obligations to recognize the revenue when the obligation is completed. The amendments in this update also require disclosure of sufficient information to allow users to understand the nature, amount, timing and uncertainty of revenue and cash flow arising from contracts. The new accounting guidance is effective for interim and annual periods beginning after December 15, 2016. Luna is analyzing the impact of this new standard and, at this time, cannot estimate the impact of adoption on revenue or net income. Luna plans to adopt ASU 2014-09 effective January 1, 2017.